CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A Contingently Redeemable Convertible Preferred Share CNY	Series B Contingently Redeemable Convertible Preferred Share CNY	Series B-1 Contingently Redeemable Convertible Preferred Share CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Statutory reserves USD ($)	Statutory reserves CNY	Retained earnings USD ($)	Retained earnings CNY	Retained earnings Series A Contingently Redeemable Convertible Preferred Share CNY	Retained earnings Series B Contingently Redeemable Convertible Preferred Share CNY	Retained earnings Series B-1 Contingently Redeemable Convertible Preferred Share CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Beginning Balance at Dec. 31, 2008		62,813					462		17,745		(13,506)		14,933		43,179
Beginning Balance (in shares) at Dec. 31, 2008							57,714,400
Comprehensive income:
Net income		74,967													74,967
Foreign currency translation adjustments		(30)									(30)
Total comprehensive income		74,937
Accretion of contingently redeemable convertible preferred shares:
Accretion of contingently redeemable convertible preferred shares			(10,739)	(73,180)	(2,736)											(10,739)	(73,180)	(2,736)
Share-based compensation		10,308							10,308
Appropriation of statutory reserves													5,849		(5,849)
Ending Balance at Dec. 31, 2009		61,403					462		28,053		(13,536)		20,782		25,642
Beginning Balance (in shares) at Dec. 31, 2009							57,714,400
Comprehensive income:
Net income		99,707													99,707
Foreign currency translation adjustments		(3,201)									(3,201)
Total comprehensive income		96,506
Accretion of contingently redeemable convertible preferred shares:
Accretion of contingently redeemable convertible preferred shares			(7,572)	(54,988)	(2,844)											(7,572)	(54,988)	(2,844)
Issuance of ordinary shares upon the initial public offering, net of offering expenses (in shares)							38,047,500
Issuance of ordinary shares upon the initial public offering, net of offering expenses		386,002					259		385,743
Conversion of preferred shares to ordinary shares (in shares)							41,059,700
Conversion of preferred shares to ordinary shares		470,785					278		470,507
Share-based compensation		7,995							7,995
Appropriation of statutory reserves													10,465		(10,465)
Ending Balance at Dec. 31, 2010		957,287					999		892,298		(16,737)		31,247		49,480
Ending Balance (in shares) at Dec. 31, 2010		136,821,600					136,821,600
Comprehensive income:
Net income	19,145	120,486													121,077					(591)
Foreign currency translation adjustments		(2,867)									(2,867)
Total comprehensive income		117,619
Accretion of contingently redeemable convertible preferred shares:
Share-based compensation		7,373							7,373
Exercised share options (in shares)							3,580,242
Exercised share options		13,324					23		13,301
Appropriation of statutory reserves													14,170		(14,170)
Acquisition of a subsidiary		8,609																		8,609
Capital injection from a non-controlling shareholder		1,000																		1,000
Ending Balance at Dec. 31, 2011	$ 175,600	1,105,212				$ 162	1,022	$ 145,057	912,972	$ (3,115)	(19,604)	$ 7,216	45,417	$ 24,847	156,387				$ 1,433	9,018
Ending Balance (in shares) at Dec. 31, 2011	140,401,842					140,401,842